Other long-term liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Long-Term Liabilities [Line Items]
Amount of cash deposit account	$ 60,000,000
Carrying value of vessels being funded	768,652,000	794,847,000
Leases for five 4500 TEU vessels [Member]
Other Long-Term Liabilities [Line Items]
Terms of leases (in years)	5
Lease term, remaining balances due	64,000,000
Percentage of proceeds received by lessee	99.90%
Amount of cash deposit account	60,000,000
COSCO Pride - 13100 TEU vessel [Member]
Other Long-Term Liabilities [Line Items]
Terms of leases (in years)	12
Financing from lessor	144,185,000
Lease payments include an interest component based on three month LIBOR plus margin percentage	2.60%
COSCO Pride - 13100 TEU vessel [Member] | Maximum [Member]
Other Long-Term Liabilities [Line Items]
Outstanding balance at end of lease term	48,000,000
COSCO Faith - 13100 TEU vessel [Member]
Other Long-Term Liabilities [Line Items]
Terms of leases (in years)	12
Financing from lessor	109,000,000
Lease payments include an interest component based on three month LIBOR plus margin percentage	3.00%
Amount of option to purchase the vessel from the lessor	$ 1